Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Percentage of collateralisation level of the total portfolio (Excluding pre-settlement)	51.20%	50.40%
Percentage for no covers	90.00%
Outstanding amount in portfolio	€ 913,977	€ 887,454
Increase or (decrease) in Coverage ratio	0.60%	0.60%
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 420,606	€ 404,699
Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	243,334	236,377
Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 244,232	€ 240,520
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	37.70%	37.30%
Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	99.00%
Outstanding amount in portfolio	€ 685,831	€ 646,357
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	212,037	221,772
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,985	5,798
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,124	13,526
Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	47,642	51,623
Central Governments [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	40,530	43,753
Central Governments [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,686	4,482
Central Governments [member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,730	1,691
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	48,906	42,848
Non-Bank Financial Institutions [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46,597	40,581
Non-Bank Financial Institutions [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	395	323
Non-Bank Financial Institutions [member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,473	1,488
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	49,119	53,509
Commercial Banks [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	39,581	42,088
Commercial Banks [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,390	8,211
Commercial Banks [member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	230	201
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	107,094	113,250
Central Banks [Member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	83,878	84,697
Central Banks [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,573	27,921
Real estate and other[member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	52,699	53,632
Real estate and other[member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,472	26,271
Real estate and other[member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,536	3,297
Real estate and other[member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,691	24,064
Real estate and other[member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase in business lending outstandings	(700)
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	53,855	45,549
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,000
Natural resources [Member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	51,937	43,905
Natural resources [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	692	553
Natural resources [Member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,225	1,090
Natural resources [Member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase in business lending outstandings	€ 7,200
Percentage of Cover values increase decrease	16.80%
Utilities [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 23,935	18,556
Utilities [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,452	17,062
Utilities [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	113	136
Utilities [member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,370	€ 1,358
Utilities [member] | Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase in business lending outstandings	€ 4,300
Percentage of Cover values increase decrease	25.40%
Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings		(0.20%)
Percentage of business lending of outstandings	53.20%	51.60%
Increase Decrease In Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	€ 26,500
Netherlands [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	35.30%
Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	8.40%	4.90%
Germany [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	26.90%
Belgium And Luxembourg [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	13.20%
Australia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	10.90%
Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	11.50%	7.40%
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage of residential mortgage oustandings	18.80%	10.30%